VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels and Equipment, Net	VESSELS AND EQUIPMENT, NET
The table below summarizes the vessels and equipment, net applicable to the Company:

(in thousands of $)	Vessels and equipment	Dry-docking	Total
Cost
At December 31, 2019	1,178,415	15,000	1,193,415
Additions	(121)	—	(121)
Newbuildings	741,147	10,000	751,147
At December 31, 2020	1,919,441	25,000	1,944,441
Additions	180	—	180
Newbuildings	547,849	7,500	555,349
At December 31, 2021	2,467,470	32,500	2,499,970

Accumulated depreciation
At December 31, 2019	(42,211)	(3,930)	(46,141)
Charge	(38,159)	(3,680)	(41,839)
At December 31, 2020	(80,370)	(7,610)	(87,980)
Charge	(63,553)	(6,272)	(69,825)
At December 31, 2021	(143,923)	(13,882)	(157,805)

Net book value
At December 31, 2019	1,136,204	11,070	1,147,274
At December 31, 2020	1,839,071	17,390	1,856,461
At December 31, 2021	2,323,547	18,618	2,342,165
The net book value of vessels that serve as collateral for the Company's long-term debt (Note 15) was $2,342.2 million as of December 31, 2021 (2020: $1,856.5 million). The net book value of the vessels Flex Rainbow, Flex Enterprise, Flex Endeavour, Flex Amber and Flex Volunteer further referred to in Note 15 was $903.2 million as of December 31, 2021.